Employee Benefit Plan, Fair Value and NAV - WESCO DISTRIBUTION, INC. RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Stable Value Fund	The Stable Value Fund
The Plan offers a Stable Value Fund investment option to participants. The Lincoln Stable Value Fund is a fixed annuity contract issued by an insurance company that provides a guarantee of principal and interest backed by a general account of the issuing company. The general account consists of all the assets of the insurance company, including fixed income, equities, real estate, cash and others.
The issuing insurance company is contractually obligated to repay principal and interest at a specified rate to the Plan. There are no reserves against contract value for credit risk of the contract issuer or otherwise. Participants invested in the Stable Value Fund have a beneficial interest in the fixed annuity contract. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.
Except for premature termination of the contract by the Plan or plan termination, the insurance company may not cause the contract to be terminated at an amount other than contract value. The Plan Sponsor has not expressed any intention to take either of these actions.
The Lincoln Stable Value Fund is deemed to qualify as a fully benefit-responsive investment contract; therefore, contract value is the relevant measurement attribute.

EBP, Stable Value Fund	The Stable Value Fund
The Plan offers a Stable Value Fund investment option to participants. The Lincoln Stable Value Fund is a fixed annuity contract issued by an insurance company that provides a guarantee of principal and interest backed by a general account of the issuing company. The general account consists of all the assets of the insurance company, including fixed income, equities, real estate, cash and others.
The issuing insurance company is contractually obligated to repay principal and interest at a specified rate to the Plan. There are no reserves against contract value for credit risk of the contract issuer or otherwise. Participants invested in the Stable Value Fund have a beneficial interest in the fixed annuity contract. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.
Except for premature termination of the contract by the Plan or plan termination, the insurance company may not cause the contract to be terminated at an amount other than contract value. The Plan Sponsor has not expressed any intention to take either of these actions.
The Lincoln Stable Value Fund is deemed to qualify as a fully benefit-responsive investment contract; therefore, contract value is the relevant measurement attribute.